OTHER INCOME (EXPENSE), NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
OTHER INCOME (EXPENSE), NET

NOTE 11 — OTHER INCOME (EXPENSE), NET

For the following periods, other income (expense), net consisted of the following:

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
NRG	$—	$1,638,734	$—
NEDO	87,786	157,280	—
Other income (expense), net	370,102	—	—
	$457,888	$1,796,014	$—

For the following periods, other income, related party consisted of the following:

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
NRG	$—	$—	$315,141
NEDO	—	—	26,813
	$—	$—	$341,954

The capital build activity for the NRG agreement for the three months ended March 31, 2021 and March 31, 2020 were as follows:

	Successor		Predecessor
	Three months	January 16,2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
Capital-build liability, beginning balance	$9,166,168	$6,303,942	$20,900,079
Increase in capital build liability	—	2,121,059	—
Reduction in depreciation expense	(431,298)	(280,501)	(157,286)
Capital-build liability, ending balance	$8,734,870	$8,144,500	$20,742,793

The capital build activity, excluding the buy-out liability, for the NEDO agreement for the three months ended March 31, 2021 and March 31, 2020 were as follows:

	Successor		Predecessor
	Three months	January 16, 2020	January 1, 2020
	ended March 31,	through March 31,	through January 15,
	2021	2020	2020
Capital-build liability, beginning balance	$567,504	$692,865	$2,300,376
Increase in capital build liability	—	—	—
Reduction in depreciation expense	(32,657)	(27,390)	(20,540)
Capital-build liability, ending balance	$534,847	$665,475	$2,279,836

NOTE 11 — OTHER INCOME (EXPENSE), NET

For the following periods, Other income (expense), net consisted of the following:

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
NRG (see below)	$7,544,864	$—	$—
NEDO (see below)	522,496	—	—
Contingent liability (see Note 3)	3,978,293	—	—
Other income (expense), net	15,733	—	(33,691)
	$12,061,386	$—	$(33,691)

For the following periods, Other income — related party consisted of the following:

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
NRG (see below)	$—	$315,141	$9,668,117
NEDO (see below)	—	26,813	564,194
LS Power (see Note 13)	—	—	—
Other income – related party	$—	$341,954	$10,232,311

NRG Agreement

On April 27, 2012, the California Public Utilities Commission (“CPUC”) entered into a Long-Term Contract Settlement and Release of Claims Agreement (“CPUC Settlement Agreement”) with the Settlement Parties, as defined within the CPUC Settlement Agreement. In consideration of the CPUC agreeing to settle certain proceedings outlined in the CPUC Settlement Agreement, the Settlement Parties agreed to cause NRG to install a network of electric vehicle charging stations (“EV Charging Station Project”). Per the terms of the CPUC Settlement Agreement, the costs NRG is to incur for the installation of the EV Charging Station Project totals $102.5 million.

On June 17, 2016, NRG entered into a Master EV Services Agreement (“Services Agreement”) with the Company whereby the Company is to execute on the charging services NRG and the Settlement Parties are obligated to deliver under the CPUC Settlement Agreement. Over the course of the Services Agreement, the Company is to invoice NRG for costs incurred towards completing the EV Charging Station Project. A portion of the funds is for the construction of charging stations that are capitalized as property and equipment and those related funds are deferred as a capital-build liability which is recognized ratably over the related charging station’s remaining useful life as an offset to depreciation. The other portion relates to reimbursement of operating and maintenance expenses, which is recorded as other income.

During the period from January 16, 2020 through December 31, 2020, the period from January 1, 2020 through January 15, 2020, and the year ended December 31, 2019, the Company received proceeds in the amount of $8,472,586,  $0 and $14,522,258, respectively, under the Services Agreement. Of these amounts, $4,397,877,  $0 and $12,109,148, respectively, was recorded in capital build liability to reflect contributions for charging stations constructed by the Company under the Services Agreement. As of December 31, 2019, there was $1,620,527 recorded in capital build liability related to charging stations not yet placed in service, which was previously funded. For the period from January 16, 2020 through December 31, 2020, January 1, 2020 through January 15, 2020 and for the year ended December 31, 2019, the amounts of $1,535,652,  $157,286 and $3,002,887, respectively, have been recognized as a reduction in depreciation expense for the chargers placed into service under this agreement. As of December 31, 2020 and 2019, $9,166,168 and $20,900,079, respectively, remained unamortized and is included in the capital-build liability. The Company recognized reimbursements for operating expenses in the amount of $7,544,864, for the period from January 16, 2020 through December 31, 2020 within Other income (expense), net on the accompanying statement of operations. The Company recognized reimbursements for operating expenses in the amounts of $315,141 and $9,668,117 for the period from January 1 through January 15, 2020 and for the year ended December 31, 2019, respectively, within Other income — related party on the accompanying statement of operations. The Company recognized contra-expense for reimbursable expenses along with their corresponding expenses on a dollar-for-dollar basis in the amount of $85,310 for the period from January 16, 2020 through December 31, 2020, within Other income (expense), net on the accompanying statements of operations. The Company recognized contra-expense for reimbursable expenses in the amounts of $11,654 and $3,074,584 for the periods January 1, 2020 through January 15, 2020 and the year ended December 31, 2019, respectively in Other income — related party on the accompanying statement of operations.

New Energy and Industrial Technology Development Organization (“NEDO”) Agreement

NEDO solicited a bid to build and maintain EV chargers. After winning the NEDO bid, Nissan entered into an agreement with the Company on March 29, 2016 (“NEDO Agreement”) whereby EVgo Services would install and operate a number of chargers on behalf of Nissan and NEDO in exchange for payment. The operating period under the agreement ends in February 2021. Pursuant to the agreement, EVgo Services has an obligation to repurchase chargers installed under the program (“NEDO buyout liability”). The NEDO buyout liability is included in the accompanying consolidated balance sheets as a long-term liability, and the cost of the chargers is included in property and equipment. Funds received for the construction of chargers are deferred as a capital-build liability which is recognized ratably over the related charging station’s remaining useful life as an offset to depreciation. Funds received for operating and maintenance expenses are recorded in other income.

During the period from January 16, 2020 through December 31, 2020, January 1, 2020 through January 15, 2020 and the year ended December 31, 2019, the Company received proceeds in the amount of $501,707,  $0, and $926,929, respectively, under the NEDO Agreement. Of these amounts, $0,  $0 and $340,648, respectively, were recorded in the capital build liability to reflect contributions for charging stations constructed by the Company under the Services Agreement. For the period from January 16, 2020 through December 31, 2020, January 1, 2020 through January 15, 2020 and for year ended December 31, 2019, the amounts of $125,360,  $20,540 and $501,439, respectively, have been recognized as a reduction in depreciation expense for the chargers placed into service under this agreement. As of December 31, 2020, and December 31, 2019, $567,504 and $2,300,376, respectively, remained unamortized and is included in the capital-build liability. The Company recognized reimbursements for operating expenses in the amounts of $522,496 for the period from January 16, 2020 through December 31, 2020 within Other income (expense), net on the accompanying statement of operations. The Company recognized reimbursements for operating expenses in the amounts of $26,813 and $564,194 for the periods January 1, 2020 through January 15, 2020 and for the year ended December 31, 2019, respectively, within Other income — related party on the accompanying consolidated statements of operations.